Financial assets (Narrative) (Details) - AGM JV. [Member] - Redeemable Preference Shares With No Fixed Redemption Date [Member] - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Fair value of the preferred shares	$ 71.8
Fair value adjustment	1.7	$ 3.4
Redemption of preferred shares amount	$ 25.0